RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

23.                                              RELATED PARTY TRANSACTIONS AND BALANCES

Due to the significant impact of the transactions between the Company and Investee Companies of GSF on the financial statements, the Company has separately disclosed the transaction amount and balance with them in the face of consolidated financial statement and Note 6, “Account receivable and other receivable”. Other than this, the Company has the following related party transactions.

The balances due from related parties are primarily from operating activities including prepayments for material procurement and module sales.. The balances are as follows:

	At December 31
	Current		Non-current
	2010	2011	2010	2011
Amounts due from related parties
Shunda	$7.8	$—	$—	$—
Xi’an Longi	1.9	—	15.5	—
Nitol	1.0	—	9.2	—
Hoku	—	0.3	2.0	1.9
Asia Silicon *	15.0	3.4	67.4	65.7
Ningxia Zhongjieneng	1.1	0.3	—	—
Huadain Ningdong	—	3.2	—	—
Ningxia Diantou	—	3.5	—	—
Wuxi Sunshine	24.2	50.8	—	—
Jiangsu Dongtai	3.6	4.8	—	—
Suntech Macao	0.1	0.1	—	—
Wuxi Wontech	0.1	—	—	—
Infigen Suntech Australia	0.3	1.3	—	—
	$55.1	$67.7	$94.1	$67.6

Analysis of allowances for amounts due from related parties is as follows:

	At December 31,
	2010	2011
Beginning of the year	$—	$8.0
Allowances made during the year	8.0	21.1
Write off	—	—
Closing balance	$8.0	$29.1

Balances due to related parties are from operating activities including payables for purchases of materials, advance from customers for module purchase and advances from senior management. The advances from senior management are unsecured, interest free and have no fixed repayment terms. The balances due are as follows:

	At December 31
	2010	2011
Amount due to related parties
Shunda	$2.1	$—
Senior management	0.5	0.4
Xi’an Longi	4.1	51.4
Asia Silicon *	77.7	82.5
Huadian Ningdong	2.8	—
Wuxi Sunshine	6.7	0.1
	$93.9	$134.4

Related Party Transactions

Other than the transactions with Investee Companies of GSF, as mentioned above, the Company has the following related party transactions:

	Transaction	Year Ended December 31,
Name of Related Party	Nature	2009	2010	2011
Shunda	Purchases	$118.3	$167.6	$10.9
	Sales	$6.9	$—	$—
Glory	Purchases	101.0	72.1	—
	Sales	11.3	8.9	—
Xi’an Longi	Purchases	75.6	243.9	131.1
	Sales	10.8	4.6	—
Nitol	Purchases	0.2	0.8	—
Guoxin Huai’an	Sales	2.1	3.1	0.1
Ningxia Diantou	Sales	7.1	1.2	0.4
Jiangsu Dongtai	Sales	—	—	11.7
Ningxia Zhongjieneng	Sales	20.2	14.6	—
Ningxia Huadian	Sales	5.9	17.1	0.8
Jiangsu Huadian	Sales	N/A	23.4	—
Asia Silicon *	Purchases	—	76.9	92.3
Wuxi Sunshine	Sales	N/A	6.7	4.0
	Purchases	N/A	5.9	263.8
Total	Purchases	$295.1	$567.2	$450.2
	Sales	$64.3	$79.6	$17.0

*                 Asia Silicon is still deemed a related party to the Company as of December 31, 2011 as affiliates of Dr. Shi are the largest shareholders in Asia Silicon, even though the Company disposed of this investment in 2010.